Assets Held For Sale Details of assets held for sale (Details) $ in Thousands, ₩ in Millions		Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)
Noncurrent assets or disposal groups classified as held for sale [Line Items]
Total		₩ 48,624	$ 45,553	₩ 2,342
Investments in joint ventures and associates
Noncurrent assets or disposal groups classified as held for sale [Line Items]
Total	[1]	46,217
Premises and equipment
Noncurrent assets or disposal groups classified as held for sale [Line Items]
Total		₩ 2,407		₩ 2,342

[1]	The shares of STX Engine Co., Ltd. owned by the Group are reclassified as assets held for sale, as the creditor financial institutions committee has entered into a contract with UAMCO., Ltd for the year ended December 31, 2017, to sell STX Engine Co., Ltd. shares.